Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bahl & Gaynor Dividend ETF | Bahl & Gaynor Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.62%
Bahl & Gaynor Income Growth ETF | Bahl & Gaynor Income Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.39%	16.87%
Bahl & Gaynor Small Cap Dividend ETF | Bahl & Gaynor Small Cap Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.15%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF | AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.89%	17.56%	13.39%	(11.74%)